Document and Entity Information - shares	12 Months Ended	60 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document Information [Line Items]
Entity Registrant Name	YANDEX N.V.
Entity Central Index Key	0001513845
Document Type	20-F
Document Registration Statement	false
Document Period End Date	Dec. 31, 2022
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35173
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Schiphol Boulevard 165
Entity Address, Address Line Two	Schiphol P7
Entity Address, City or Town	BG
Entity Address, Country	NL
Entity Address, Postal Zip Code	1118 BG
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	YNDX
Security Exchange Name	NASDAQ
Entity Filer Category	Large Accelerated Filer
Auditor Name	Technologies of Trust – Audit	KPMG
Auditor Firm ID	1326
Auditor Location	Moscow, Russian Federation
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Schiphol Boulevard 165
Entity Address, Address Line Two	Schiphol
Entity Address, City or Town	BG
Contact Personnel Name	John Boynton
Entity Address, Country	NL
Entity Address, Postal Zip Code	1118 BG
Contact Personnel Email Address	askIR@yandex-team.ru
City Area Code	+31
Local Phone Number	20-206-6970
Contact Personnel Fax Number	+31 20-446-6372
Common Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	325,783,607
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	35,698,674